PROPERTY, PLANT AND EQUIPMENT - Disclosure of composition of property and equipment and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 6,668	$ 6,225
Acquisitions during the year	611	1,518	$ 2,637
Balance on end of year	5,487	6,668	6,225
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,073	3,127
Balance on end of year	2,775	3,073	3,127
Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,989	2,473
Balance on end of year	2,351	2,989	2,473
Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	290	308
Balance on end of year	87	290	308
Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	316	317
Balance on end of year	274	316	317
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	20,528	10,953	8,198
Additions	708	1,733	2,755
Acquired through business combinations	140	8,282	3
Disposals	83	269	26
Translation differences	(28)	(171)	23
Balance on end of year	21,265	20,528	10,953
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,956	3,638	2,452
Additions	13	79	1,186
Acquired through business combinations	0	239
Disposals	0	0	0
Translation differences	0	0	0
Balance on end of year	3,969	3,956	3,638
Cost | Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	15,380	6,245	4,889
Additions	641	1,388	1,372
Acquired through business combinations	140	8,043	3
Disposals	83	269	26
Translation differences	(7)	(27)	7
Balance on end of year	16,071	15,380	6,245
Cost | Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	606	523	407
Additions	54	227	100
Acquired through business combinations	0	0	0
Disposals	0	0	0
Translation differences	(21)	(144)	16
Balance on end of year	639	606	523
Cost | Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	586	547	450
Additions	0	39	97
Acquired through business combinations	0	0	0
Disposals	0	0	0
Translation differences	0	0	0
Balance on end of year	586	586	547
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(13,860)	(4,728)	(3,151)
Depreciation during the year	2,004	1,796	1,599
Disposals	(83)	(265)	(26)
Acquisitions during the year		7,622
Translation differences	(3)	(21)	4
Balance on end of year	(15,778)	(13,860)	(4,728)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(883)	(511)	(289)
Depreciation during the year	311	372	222
Disposals	0	0	0
Acquisitions during the year		0
Translation differences	0	0	0
Balance on end of year	(1,194)	(883)	(511)
Accumulated depreciation | Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(12,391)	(3,772)	(2,646)
Depreciation during the year	1,414	1,271	1,148
Disposals	(83)	(265)	(26)
Acquisitions during the year		7,622
Translation differences	(2)	(9)	4
Balance on end of year	(13,720)	(12,391)	(3,772)
Accumulated depreciation | Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(316)	(215)	(154)
Depreciation during the year	237	113	61
Disposals	0	0	0
Acquisitions during the year		0
Translation differences	(1)	(12)	0
Balance on end of year	(552)	(316)	(215)
Accumulated depreciation | Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(270)	(230)	(62)
Depreciation during the year	42	40	168
Disposals	0	0	0
Acquisitions during the year		0
Translation differences	0	0	0
Balance on end of year	$ (312)	$ (270)	$ (230)